Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Jan. 31, 2023	Oct. 31, 2022
Assets:
Cash and deposits with financial institutions		$ 81,386	$ 65,895
Trading assets		116,346	113,154
Securities purchased under resale agreements and securities borrowed		178,690	175,313
Derivative financial instruments		44,820	55,699
Customers' liability under acceptances		21,872	19,494
Liabilities:
Deposits	[1]	949,887	916,181
Financial instruments designated at fair value through profit or loss		26,583	22,421
Acceptances		21,912	19,525
Obligations related to securities sold short		43,439	40,449
Derivative financial instruments		52,746	65,900
Obligations related to securities sold under repurchase agreements and securities lent		132,206	139,025
Subordinated debentures		8,713	8,469
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		81,386	65,895
Trading assets		116,346	113,154
Securities purchased under resale agreements and securities borrowed		178,690	175,313
Derivative financial instruments		44,820	55,699
Investment securities - amortized cost		24,195	23,610
Loans		755,157	744,987
Customers' liability under acceptances		21,872	19,494
Other financial assets		25,049	27,394
Liabilities:
Deposits		949,887	916,181
Financial instruments designated at fair value through profit or loss		26,583	22,421
Acceptances		21,912	19,525
Obligations related to securities sold short		43,439	40,449
Derivative financial instruments		52,746	65,900
Obligations related to securities sold under repurchase agreements and securities lent		132,206	139,025
Subordinated debentures		8,713	8,469
Other financial liabilities		48,697	46,682
At fair value [member]
Assets:
Cash and deposits with financial institutions		81,386	65,895
Trading assets		116,346	113,154
Securities purchased under resale agreements and securities borrowed		178,690	175,313
Derivative financial instruments		44,820	55,699
Investment securities - amortized cost		23,206	22,443
Loans		739,659	729,149
Customers' liability under acceptances		21,872	19,494
Other financial assets		25,049	27,394
Liabilities:
Deposits		940,543	904,033
Financial instruments designated at fair value through profit or loss		26,583	22,421
Acceptances		21,912	19,525
Obligations related to securities sold short		43,439	40,449
Derivative financial instruments		52,746	65,900
Obligations related to securities sold under repurchase agreements and securities lent		132,206	139,025
Subordinated debentures		8,524	8,038
Other financial liabilities		47,862	45,723
FVOCI And FVTPL [Member]
Assets:
Investment securities – FVOCI and FVTPL		$ 86,809	$ 86,398

[1]	Deposits denominated in U.S. dollars amount to $335,247 (October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $21,103 (October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $31,034 (October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $115,591 (October 31, 2022 – $106,817).